Acquisition of a Subsidiary (Details) - Schedule of fair values assets and liabilitiestable $ in Thousands	Dec. 31, 2021 USD ($)
Book Value [Member]
Assets
Insurance receivables and other assets	$ 184
Bank Balances	6,054
Asstes total	6,238
Liabilities
Insurance payables and other liabilities	(38)
Liabilities total	(38)
Total identifiable net assets at fair value	6,200
Fair value recognized on acquisition [Member]
Assets
Insurance receivables and other assets	143
Bank Balances	6,054
Asstes total	6,197
Liabilities
Insurance payables and other liabilities	(38)
Liabilities total	(38)
Total identifiable net assets at fair value	6,159
Goodwill arising on acquisition	41
Purchase consideration transferred	$ 6,200